Schedule of Investments (unaudited)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD2,714	$1,613,101
1.00%, 11/21/31(a)	AUD4,233	2,432,254
1.25%, 05/21/32	AUD4,252	2,437,338
1.50%, 06/21/31(a)	AUD3,600	2,160,964
1.75%, 11/21/32(a)	AUD3,473	2,023,641
1.75%, 06/21/51(a)	AUD2,162	763,504
2.25%, 05/21/28(a)	AUD3,798	2,533,104
2.50%, 05/21/30(a)	AUD3,533	2,286,293
2.75%, 11/21/27(a)	AUD2,119	1,439,252
2.75%, 11/21/28(a)	AUD2,937	1,966,891
2.75%, 11/21/29(a)	AUD2,802	1,846,766
2.75%, 06/21/35(a)	AUD4,815	2,842,175
2.75%, 05/21/41(a)	AUD2,111	1,111,184
3.00%, 11/21/33(a)	AUD3,949	2,455,402
3.00%, 03/21/47(a)	AUD2,114	1,053,321
3.25%, 04/21/29(a)	AUD3,437	2,321,531
3.25%, 06/21/39(a)	AUD1,347	780,740
3.50%, 12/21/34(a)	AUD3,720	2,358,865
3.75%, 05/21/34(a)	AUD2,996	1,951,826
3.75%, 04/21/37(a)	AUD1,993	1,255,219
4.25%, 06/21/34(a)	AUD1,316	888,502
4.25%, 12/21/35(a)	AUD2,959	1,973,670
4.25%, 03/21/36(a)	AUD2,697	1,795,723
4.25%, 10/21/36(a)	AUD2,284	1,513,310
4.50%, 04/21/33(a)	AUD1,897	1,314,332
4.75%, 04/21/27(a)	AUD2,121	1,487,342
4.75%, 06/21/54(a)	AUD1,449	931,217
		47,537,467
Austria — 4.5%
Republic of Austria Government Bonds
0.00%, 10/20/28(b)	EUR1,867	2,085,620
0.00%, 02/20/30(a)(b)	EUR1,623	1,745,676
0.00%, 02/20/31(b)	EUR2,691	2,804,770
0.00%, 10/20/40(a)(b)	EUR907	647,002
0.25%, 10/20/36(a)(b)	EUR1,539	1,343,562
0.50%, 04/20/27(a)(b)	EUR1,883	2,192,283
0.50%, 02/20/29(a)(b)	EUR2,076	2,333,563
0.70%, 04/20/71(a)(b)	EUR883	360,680
0.75%, 02/20/28(a)(b)	EUR2,129	2,455,724
0.75%, 03/20/51(b)	EUR1,664	1,011,458
0.85%, 06/30/2120(a)(b)	EUR879	310,285
0.90%, 02/20/32(a)(b)	EUR1,660	1,771,896
1.50%, 02/20/47(a)(b)	EUR916	737,690
1.50%, 11/02/86(a)(b)	EUR395	217,157
1.85%, 05/23/49(b)	EUR1,131	950,507
2.10%, 09/20/2117(a)(b)	EUR884	599,474
2.40%, 05/23/34(a)(b)	EUR1,457	1,658,836
2.50%, 10/20/29(a)(b)	EUR1,133	1,348,655
2.80%, 09/20/32(a)(b)	EUR562	667,406
2.90%, 05/23/29(a)(b)	EUR1,124	1,357,914
2.90%, 02/20/33(a)(b)	EUR2,912	3,471,758
2.90%, 02/20/34(a)(b)	EUR1,945	2,301,309
2.95%, 02/20/35(a)(b)	EUR1,556	1,831,733
3.15%, 06/20/44(a)(b)	EUR2,364	2,626,751
3.15%, 10/20/53(a)(b)	EUR1,336	1,402,777
3.20%, 02/20/36(a)(b)	EUR724	862,235
3.20%, 07/15/39(a)	EUR840	974,525
3.45%, 10/20/30(a)(b)	EUR1,541	1,901,205
Security	Par (000)	Value
Austria (continued)
3.80%, 01/26/62(a)(b)	EUR647	$758,792
4.15%, 03/15/37(a)(b)	EUR2,219	2,863,887
6.25%, 07/15/27	EUR1,473	1,849,576
		47,444,706
Belgium — 4.5%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(a)(b)	EUR1,732	1,981,170
0.00%, 10/22/31(a)(b)	EUR1,244	1,264,153
0.10%, 06/22/30(a)(b)	EUR1,686	1,799,849
0.35%, 06/22/32(b)	EUR1,848	1,876,624
0.40%, 06/22/40(b)	EUR1,080	806,256
0.65%, 06/22/71(b)	EUR926	327,094
0.80%, 06/22/27(a)(b)	EUR1,448	1,688,237
0.80%, 06/22/28(b)	EUR1,254	1,438,497
0.90%, 06/22/29(a)(b)	EUR2,041	2,305,591
1.00%, 06/22/31(a)(b)	EUR1,920	2,085,381
1.25%, 04/22/33(a)(b)	EUR1,006	1,065,584
1.40%, 06/22/53(b)	EUR1,057	680,207
1.45%, 06/22/37(a)(b)	EUR944	907,037
1.60%, 06/22/47(a)(b)	EUR1,063	815,686
1.70%, 06/22/50(b)	EUR1,181	872,556
1.90%, 06/22/38(a)(b)	EUR1,144	1,129,988
2.15%, 06/22/66(b)	EUR747	521,860
2.25%, 06/22/57(a)(b)	EUR1,048	804,230
2.60%, 10/22/30(a)(b)	EUR933	1,106,374
2.70%, 10/22/29(a)(b)	EUR1,107	1,324,385
2.75%, 04/22/39(a)(b)	EUR1,151	1,238,955
2.85%, 10/22/34(a)(b)	EUR2,215	2,564,637
3.00%, 06/22/33(a)(b)	EUR2,097	2,491,147
3.00%, 06/22/34(a)(b)	EUR1,125	1,324,717
3.10%, 06/22/35(a)(b)	EUR1,251	1,464,781
3.30%, 06/22/54(b)	EUR753	752,881
3.30%, 06/22/54(a)(b)	EUR137	136,978
3.45%, 06/22/42(a)(b)	EUR308	346,417
3.45%, 06/22/43(a)(b)	EUR611	681,518
3.50%, 06/22/55(a)(b)	EUR1,046	1,078,072
3.75%, 06/22/45(a)	EUR1,129	1,295,500
4.00%, 03/28/32(a)	EUR1,167	1,478,086
4.25%, 03/28/41(a)(b)	EUR1,778	2,222,802
5.00%, 03/28/35(a)(b)	EUR1,975	2,671,017
5.50%, 03/28/28(a)	EUR2,094	2,652,730
		47,200,997
Canada — 4.5%
Canada Government Bonds
0.50%, 12/01/30	CAD1,962	1,282,847
1.00%, 06/01/27	CAD746	537,422
1.25%, 03/01/27	CAD1,203	872,682
1.25%, 06/01/30	CAD3,039	2,083,522
1.50%, 06/01/31	CAD2,540	1,727,308
1.50%, 12/01/31	CAD873	587,695
1.75%, 12/01/53	CAD1,895	889,696
2.00%, 06/01/28	CAD48	34,815
2.00%, 06/01/32	CAD2,041	1,402,836
2.00%, 12/01/51	CAD3,258	1,664,448
2.25%, 06/01/29	CAD456	329,620
2.25%, 12/01/29(b)	CAD1,215	874,557
2.50%, 08/01/27	CAD1,763	1,294,908
2.50%, 11/01/27	CAD920	675,212
2.50%, 12/01/32	CAD1,078	759,378
2.75%, 05/01/27	CAD2,814	2,074,050

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.75%, 09/01/27	CAD1,134	$836,094
2.75%, 03/01/30	CAD3,574	2,613,890
2.75%, 09/01/30	CAD2,638	1,922,651
2.75%, 06/01/33	CAD1,576	1,122,222
2.75%, 12/01/48	CAD810	498,094
2.75%, 12/01/55	CAD2,346	1,381,085
2.75%, 12/01/64	CAD737	419,868
3.00%, 02/01/27	CAD2,109	1,557,886
3.00%, 06/01/34	CAD3,419	2,456,111
3.25%, 09/01/28	CAD574	427,854
3.25%, 12/01/33	CAD389	285,514
3.25%, 12/01/34	CAD2,468	1,799,819
3.25%, 06/01/35	CAD3,467	2,514,578
3.25%, 12/01/35	CAD1,398	1,011,685
3.50%, 03/01/28	CAD972	727,082
3.50%, 09/01/29	CAD3,666	2,756,453
3.50%, 03/01/34	CAD1,470	1,096,425
3.50%, 12/01/45	CAD731	517,511
3.50%, 12/01/57	CAD1,425	974,879
4.00%, 03/01/29	CAD1,856	1,414,276
4.00%, 06/01/41	CAD379	289,236
5.00%, 06/01/37	CAD879	734,495
5.75%, 06/01/29	CAD340	273,169
5.75%, 06/01/33	CAD960	820,144
Canadian Government Bond
2.25%, 02/01/28	CAD1,068	779,676
2.75%, 03/01/31	CAD691	501,824
		46,823,517
Denmark — 2.0%
Denmark Government Bonds
0.00%, 11/15/31(a)(b)	DKK5,234	727,760
0.25%, 11/15/52(a)(b)	DKK25,256	1,921,033
0.50%, 11/15/27	DKK17,655	2,742,818
0.50%, 11/15/29	DKK20,303	3,038,127
2.25%, 11/15/33	DKK29,162	4,543,372
2.25%, 11/15/35	DKK9,612	1,474,735
4.50%, 11/15/39	DKK31,795	5,972,027
		20,419,872
Finland — 4.5%
Finland Government Bonds
0.00%, 09/15/30(a)(b)	EUR2,699	2,850,987
0.13%, 09/15/31(a)(b)	EUR1,440	1,484,511
0.13%, 04/15/36(a)(b)	EUR1,360	1,184,166
0.13%, 04/15/52(b)	EUR1,339	625,176
0.25%, 09/15/40(b)	EUR1,725	1,287,749
0.50%, 09/15/27(a)(b)	EUR1,787	2,065,095
0.50%, 09/15/28(a)(b)	EUR2,382	2,701,245
0.50%, 09/15/29(b)	EUR2,349	2,606,408
0.50%, 04/15/43(a)(b)	EUR1,261	898,599
0.75%, 04/15/31(a)(b)	EUR1,343	1,449,654
1.13%, 04/15/34(a)(b)	EUR1,434	1,475,419
1.38%, 04/15/27(b)	EUR935	1,099,757
1.38%, 04/15/47(a)(b)	EUR2,217	1,723,416
1.50%, 09/15/32(a)(b)	EUR2,241	2,454,299
2.50%, 04/15/30(a)(b)	EUR2,148	2,550,841
2.63%, 04/15/32(a)(b)	EUR1,217	1,435,112
2.63%, 07/04/42(a)(b)	EUR1,511	1,581,348
2.75%, 07/04/28(a)(b)	EUR1,729	2,079,617
2.75%, 04/15/38(a)(b)	EUR2,039	2,272,903
2.88%, 04/15/29(a)(b)	EUR1,398	1,686,035
Security	Par (000)	Value
Finland (continued)
2.95%, 04/15/55(a)(b)	EUR1,694	$1,684,978
3.00%, 09/15/33(a)(b)	EUR2,671	3,191,682
3.00%, 09/15/34(a)(b)	EUR2,374	2,814,358
3.00%, 09/15/35(a)(b)	EUR2,190	2,574,006
3.20%, 04/15/45(a)	EUR864	957,081
3.55%, 04/15/41(a)(b)	EUR456	540,990
		47,275,432
France — 8.6%
French Republic Government Bonds
0.00%, 02/25/27(a)(b)	EUR1,468	1,702,333
0.00%, 11/25/29(a)(b)	EUR2,009	2,167,997
0.00%, 11/25/30(a)(b)	EUR2,576	2,690,099
0.00%, 11/25/31(a)(b)	EUR2,452	2,470,215
0.00%, 05/25/32(a)(b)	EUR1,471	1,453,593
0.50%, 05/25/29(a)(b)	EUR1,196	1,332,192
0.50%, 05/25/40(b)	EUR1,397	1,049,862
0.50%, 06/25/44(a)(b)	EUR905	584,429
0.50%, 05/25/72(a)(b)	EUR612	185,929
0.75%, 02/25/28(a)(b)	EUR1,647	1,895,460
0.75%, 05/25/28(a)(b)	EUR2,854	3,270,672
0.75%, 11/25/28(a)(b)	EUR2,910	3,302,424
0.75%, 05/25/52(a)(b)	EUR1,406	742,304
0.75%, 05/25/53(b)	EUR795	406,814
1.00%, 05/25/27(a)(b)	EUR2,021	2,361,574
1.25%, 05/25/34(a)(b)	EUR2,280	2,314,504
1.25%, 05/25/36(a)(b)	EUR2,225	2,127,857
1.25%, 05/25/38(a)(b)	EUR1,326	1,193,919
1.50%, 05/25/31(a)(b)	EUR2,505	2,787,876
1.50%, 05/25/50(a)(b)	EUR1,488	1,033,411
1.75%, 06/25/39(a)(b)	EUR1,575	1,476,365
1.75%, 05/25/66(a)(b)	EUR662	395,960
2.00%, 11/25/32(a)(b)	EUR2,229	2,480,709
2.00%, 05/25/48(a)(b)	EUR1,318	1,069,232
2.40%, 09/24/28(a)(b)	EUR1,591	1,890,040
2.50%, 09/24/27(a)(b)	EUR2,146	2,558,005
2.50%, 05/25/30(a)(b)	EUR2,929	3,460,779
2.50%, 05/25/43(a)(b)	EUR982	945,528
2.70%, 02/25/31(a)(b)	EUR1,458	1,726,684
2.75%, 10/25/27(a)(b)	EUR2,789	3,338,341
2.75%, 02/25/29(a)(b)	EUR2,470	2,959,141
2.75%, 02/25/30(a)(b)	EUR2,790	3,331,929
3.00%, 05/25/33(a)(b)	EUR1,850	2,180,616
3.00%, 11/25/34(a)(b)	EUR1,855	2,148,910
3.00%, 06/25/49(a)(b)	EUR796	775,305
3.00%, 05/25/54(a)(b)	EUR1,098	1,016,222
3.20%, 05/25/35(a)(b)	EUR1,966	2,300,102
3.25%, 05/25/45(a)(b)	EUR1,341	1,415,816
3.25%, 05/25/55(a)(b)	EUR935	904,374
3.50%, 11/25/33(a)(b)	EUR2,511	3,045,465
3.50%, 11/25/35(a)(b)	EUR1,127	1,343,236
3.60%, 05/25/42(a)(b)	EUR512	580,135
3.75%, 05/25/56(a)(b)	EUR891	942,283
4.00%, 10/25/38(a)(b)	EUR1,317	1,607,154
4.00%, 04/25/55(a)(b)	EUR992	1,107,983
4.00%, 04/25/60(a)(b)	EUR975	1,072,074
4.10%, 05/25/46(a)(b)	EUR335	395,663
4.50%, 04/25/41(a)(b)	EUR1,718	2,181,424
4.75%, 04/25/35(a)(b)	EUR1,427	1,878,404
5.50%, 04/25/29(a)(b)	EUR1,701	2,208,028

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
5.75%, 10/25/32(a)(b)	EUR1,504	$2,082,319
		89,891,690
Germany — 6.7%
Bundesobligation
0.00%, 04/16/27(a)	EUR916	1,060,340
1.30%, 10/15/27(a)	EUR4,643	5,437,811
2.10%, 04/12/29(a)	EUR995	1,175,777
2.20%, 04/13/28(a)	EUR410	487,179
2.20%, 10/10/30(a)	EUR553	650,602
2.40%, 10/19/28(a)	EUR1,185	1,414,078
2.40%, 04/18/30(a)	EUR1,731	2,058,324
2.50%, 10/11/29(a)	EUR1,154	1,379,192
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/27(a)	EUR848	970,136
0.00%, 11/15/28(a)	EUR1,099	1,229,058
0.00%, 08/15/29(a)	EUR1,324	1,452,545
0.00%, 02/15/30(a)	EUR920	995,875
0.00%, 08/15/30(a)	EUR1,454	1,553,475
0.00%, 02/15/31(a)	EUR1,784	1,879,048
0.00%, 08/15/31(a)	EUR1,248	1,295,496
0.00%, 02/15/32(a)	EUR1,076	1,099,617
0.00%, 05/15/35(a)	EUR961	880,370
0.00%, 05/15/36(a)	EUR854	754,135
0.00%, 08/15/50(a)	EUR1,566	797,894
0.00%, 08/15/52(a)	EUR1,409	669,065
0.25%, 02/15/27(a)	EUR1,171	1,363,670
0.25%, 08/15/28(a)	EUR955	1,081,182
0.25%, 02/15/29(a)	EUR1,046	1,171,112
0.50%, 08/15/27(a)	EUR637	737,935
0.50%, 02/15/28(a)	EUR488	560,837
1.00%, 05/15/38(a)	EUR1,280	1,200,431
1.25%, 08/15/48(a)	EUR1,738	1,358,331
1.70%, 08/15/32(a)	EUR460	518,259
1.80%, 08/15/53(a)	EUR2,300	1,921,027
2.10%, 11/15/29(a)	EUR1,198	1,411,543
2.20%, 02/15/34(a)	EUR1,887	2,157,887
2.30%, 02/15/33(a)	EUR1,465	1,703,751
2.40%, 11/15/30(a)	EUR660	783,136
2.50%, 02/15/35(a)	EUR1,444	1,674,844
2.50%, 07/04/44(a)	EUR962	1,010,291
2.50%, 08/15/46(a)	EUR1,586	1,635,870
2.50%, 08/15/54(a)	EUR1,080	1,053,676
2.60%, 08/15/33(a)	EUR1,805	2,132,987
2.60%, 08/15/34(a)	EUR1,917	2,249,819
2.60%, 08/15/35(a)	EUR1,665	1,939,503
2.60%, 05/15/41(a)	EUR990	1,085,754
2.90%, 08/15/56(a)	EUR658	692,831
3.25%, 07/04/42(a)	EUR1,070	1,266,916
4.00%, 01/04/37(a)	EUR1,234	1,608,339
4.25%, 07/04/39(a)	EUR336	448,428
4.75%, 07/04/28(a)	EUR793	998,254
4.75%, 07/04/34(a)	EUR806	1,101,383
4.75%, 07/04/40(a)	EUR909	1,275,114
5.50%, 01/04/31(a)	EUR686	929,465
5.63%, 01/04/28(a)	EUR1,184	1,496,124
6.25%, 01/04/30(a)	EUR743	1,010,629
6.50%, 07/04/27(a)	EUR30	37,753
Series G, 0.00%, 08/15/30(a)	EUR696	743,881
Series G, 0.00%, 08/15/31(a)	EUR575	596,945
Series G, 0.00%, 08/15/50(a)	EUR354	181,353
Security	Par (000)	Value
Germany (continued)
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR581	$685,720
2.20%, 03/11/27(a)	EUR816	969,209
		70,034,206
Ireland — 4.3%
Ireland Government Bonds
0.00%, 10/18/31(a)	EUR2,678	2,744,557
0.20%, 05/15/27(a)	EUR2,759	3,196,796
0.20%, 10/18/30(a)	EUR3,293	3,515,678
0.35%, 10/18/32(a)	EUR1,770	1,796,156
0.40%, 05/15/35(a)	EUR1,548	1,447,753
0.55%, 04/22/41(a)	EUR1,524	1,196,969
0.90%, 05/15/28(a)	EUR2,347	2,708,223
1.10%, 05/15/29(a)	EUR2,926	3,342,085
1.30%, 05/15/33(a)	EUR2,039	2,187,427
1.35%, 03/18/31(a)	EUR1,746	1,959,723
1.50%, 05/15/50(a)	EUR3,047	2,371,843
1.70%, 05/15/37(a)	EUR2,843	2,902,537
2.00%, 02/18/45(a)	EUR3,689	3,452,727
2.40%, 05/15/30(a)	EUR3,818	4,522,565
2.60%, 10/18/34(a)	EUR3,285	3,788,739
3.00%, 10/18/43(a)	EUR1,467	1,628,313
3.10%, 06/18/36(a)	EUR1,083	1,283,477
3.15%, 10/18/55(a)	EUR1,124	1,186,176
		45,231,744
Israel — 4.0%
Israel Government Bonds
1.00%, 03/31/30	ILS13,944	4,064,861
1.30%, 04/30/32	ILS14,440	4,056,394
1.50%, 05/31/37	ILS13,736	3,452,957
2.00%, 03/31/27	ILS5,777	1,832,034
2.25%, 09/28/28	ILS14,552	4,548,043
2.80%, 11/29/52	ILS10,566	2,555,444
3.75%, 09/30/27	ILS15,201	4,924,505
3.75%, 02/28/29	ILS10,122	3,288,304
3.75%, 03/31/47	ILS9,076	2,723,280
4.00%, 03/30/35	ILS11,064	3,623,177
4.10%, 07/31/28	ILS1,260	412,140
4.15%, 10/31/35	ILS1,540	508,717
4.60%, 08/31/29	ILS6,121	2,044,629
5.50%, 01/31/42	ILS10,708	4,016,469
		42,050,954
Italy — 8.0%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)(b)	EUR1,234	1,404,829
0.45%, 02/15/29(a)	EUR819	916,932
0.50%, 07/15/28(a)(b)	EUR731	830,689
0.60%, 08/01/31(a)(b)	EUR1,070	1,127,833
0.90%, 04/01/31(a)	EUR1,215	1,314,149
0.95%, 09/15/27(a)	EUR543	632,203
0.95%, 08/01/30(a)	EUR657	724,174
0.95%, 12/01/31(a)(b)	EUR922	982,299
0.95%, 06/01/32(a)	EUR1,029	1,081,929
0.95%, 03/01/37(b)	EUR775	701,974
1.10%, 04/01/27(a)	EUR1,278	1,498,680
1.35%, 04/01/30(a)	EUR709	800,771
1.45%, 03/01/36(b)	EUR514	506,906
1.50%, 04/30/45(b)	EUR454	356,518
1.65%, 12/01/30(b)	EUR1,008	1,139,731
1.65%, 03/01/32(a)(b)	EUR1,033	1,140,850

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
1.70%, 09/01/51(a)(b)	EUR579	$417,599
1.80%, 03/01/41(a)(b)	EUR929	841,463
2.00%, 02/01/28(a)	EUR1,189	1,405,079
2.05%, 08/01/27(a)	EUR370	438,428
2.10%, 08/26/27(a)	EUR671	795,012
2.15%, 09/01/52(b)	EUR355	281,087
2.15%, 03/01/72(a)(b)	EUR325	229,061
2.20%, 06/01/27(a)	EUR907	1,077,570
2.25%, 09/01/36(a)(b)	EUR691	731,378
2.35%, 01/15/29(a)	EUR1,050	1,243,569
2.45%, 09/01/33(a)(b)	EUR861	976,169
2.45%, 09/01/50(a)(b)	EUR726	630,165
2.50%, 12/01/32(a)	EUR1,007	1,157,551
2.55%, 02/25/27(a)	EUR540	643,262
2.65%, 12/01/27(a)	EUR576	688,823
2.65%, 06/15/28(a)	EUR1,093	1,306,728
2.70%, 10/15/27(a)	EUR839	1,003,594
2.70%, 10/01/30(a)(b)	EUR650	771,479
2.70%, 03/01/47(a)(b)	EUR830	789,365
2.80%, 12/01/28(a)	EUR926	1,112,496
2.80%, 06/15/29(a)	EUR555	665,685
2.80%, 03/01/67(a)(b)	EUR567	482,330
2.85%, 02/01/31(a)	EUR402	479,146
2.95%, 02/15/27(a)	EUR1,031	1,233,031
2.95%, 07/01/30(a)	EUR358	430,050
2.95%, 09/01/38(a)(b)	EUR677	745,915
3.00%, 08/01/29(a)	EUR787	950,495
3.00%, 10/01/29(a)	EUR633	763,409
3.10%, 03/01/40(a)(b)	EUR566	621,610
3.15%, 11/15/31(a)(b)	EUR1,110	1,336,543
3.15%, 03/15/33(a)(b)	EUR508	605,544
3.25%, 07/15/32(a)(b)	EUR750	903,859
3.25%, 11/15/32(a)(b)	EUR536	644,311
3.25%, 03/01/38(a)(b)	EUR788	899,981
3.25%, 09/01/46(a)(b)	EUR807	844,647
3.35%, 07/01/29(a)	EUR638	778,295
3.35%, 03/01/35(a)(b)	EUR991	1,180,228
3.40%, 04/01/28(a)	EUR1,279	1,553,354
3.45%, 07/15/27(a)	EUR451	544,772
3.45%, 07/15/31(a)	EUR1,129	1,382,100
3.45%, 02/01/36(a)	EUR314	372,646
3.45%, 03/01/48(a)(b)	EUR800	855,026
3.50%, 03/01/30(a)(b)	EUR1,267	1,557,271
3.50%, 02/15/31(a)(b)	EUR972	1,193,400
3.60%, 10/01/35(a)	EUR916	1,103,932
3.65%, 08/01/35(a)(b)	EUR937	1,135,519
3.70%, 06/15/30(a)	EUR487	602,904
3.80%, 08/01/28(a)	EUR623	765,515
3.85%, 12/15/29(a)	EUR1,035	1,286,140
3.85%, 07/01/34(a)	EUR803	994,256
3.85%, 02/01/35(a)	EUR836	1,032,065
3.85%, 10/01/40(a)(b)	EUR695	824,881
3.85%, 09/01/49(a)(b)	EUR688	778,462
4.00%, 11/15/30(a)	EUR868	1,088,834
4.00%, 10/30/31(a)(b)	EUR720	906,945
4.00%, 04/30/35(a)(b)	EUR541	676,519
4.00%, 02/01/37(a)(b)	EUR1,247	1,546,613
4.05%, 10/30/37(a)(b)	EUR565	699,264
4.10%, 02/01/29(a)	EUR625	777,431
4.10%, 04/30/46(a)(b)	EUR196	233,253
4.15%, 10/01/39(a)(b)	EUR894	1,103,320
Security	Par (000)	Value
Italy (continued)
4.20%, 03/01/34(a)	EUR970	$1,231,665
4.30%, 10/01/54(a)(b)	EUR609	721,312
4.35%, 11/01/33(a)	EUR671	860,908
4.40%, 05/01/33(a)	EUR787	1,013,156
4.45%, 09/01/43(a)(b)	EUR621	778,435
4.50%, 10/01/53(a)(b)	EUR741	908,813
4.65%, 10/01/55(a)(b)	EUR116	144,546
4.75%, 09/01/28(a)(b)	EUR1,050	1,320,821
4.75%, 09/01/44(a)(b)	EUR872	1,136,254
5.00%, 08/01/34(a)(b)	EUR971	1,301,393
5.00%, 08/01/39(a)(b)	EUR735	989,066
5.00%, 09/01/40(a)(b)	EUR748	1,006,330
5.25%, 11/01/29(a)	EUR1,145	1,490,455
5.75%, 02/01/33(a)	EUR1,028	1,426,283
6.00%, 05/01/31(a)	EUR407	558,970
		83,168,253
Japan — 11.2%
Japan Government Five Year Bonds
0.00%, 03/20/27	JPY95,550	610,314
0.00%, 06/20/27	JPY83,700	532,822
0.10%, 03/20/27	JPY36,900	235,947
0.10%, 09/20/27	JPY112,300	713,260
0.10%, 03/20/28	JPY49,850	314,462
0.10%, 06/20/28	JPY77,950	489,907
0.20%, 12/20/27	JPY220,100	1,395,891
0.20%, 06/20/28	JPY159,500	1,004,821
0.20%, 12/20/28	JPY18,250	114,092
0.30%, 12/20/27	JPY40,450	257,018
0.30%, 06/20/28	JPY58,450	369,093
0.30%, 09/20/28	JPY11,300	71,116
0.30%, 12/20/28	JPY20,700	129,779
0.40%, 09/20/28	JPY3,250	20,507
0.40%, 12/20/28	JPY52,450	329,775
0.40%, 03/20/29	JPY68,650	429,967
0.40%, 06/20/29	JPY80,900	504,689
0.50%, 03/20/29	JPY18,650	117,204
0.50%, 06/20/29	JPY100,650	629,986
0.60%, 03/20/29	JPY25,500	160,744
0.60%, 06/20/29	JPY62,350	391,682
0.60%, 09/20/29	JPY47,800	299,291
0.70%, 09/20/29	JPY138,400	869,641
0.90%, 12/20/29	JPY112,450	709,635
1.00%, 12/20/29	JPY82,600	523,215
1.00%, 03/20/30	JPY181,300	1,145,742
1.00%, 06/20/30	JPY168,550	1,062,009
1.10%, 12/20/29	JPY101,750	646,930
1.10%, 06/20/30	JPY57,600	364,451
1.30%, 09/20/30	JPY210,250	1,338,720
1.40%, 09/20/30	JPY133,100	851,553
1.60%, 12/20/30	JPY43,700	281,726
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY120,750	332,125
0.50%, 03/20/59	JPY94,950	257,168
0.50%, 03/20/60	JPY155,350	414,745
0.70%, 03/20/61	JPY174,150	494,892
0.80%, 03/20/58	JPY59,300	186,058
0.90%, 03/20/57	JPY129,950	429,685
1.00%, 03/20/62	JPY148,800	463,774
1.30%, 03/20/63	JPY145,300	492,486
1.40%, 03/20/55	JPY38,050	150,272
1.70%, 03/20/54	JPY92,750	401,571

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.90%, 03/20/53	JPY50,750	$230,798
2.00%, 03/20/52	JPY59,700	280,940
2.20%, 03/20/49	JPY21,400	111,812
2.20%, 03/20/50	JPY48,850	250,317
2.20%, 03/20/51	JPY59,600	298,901
2.20%, 03/20/64	JPY171,000	765,279
2.40%, 03/20/48	JPY43,650	241,175
3.10%, 03/20/65	JPY60,200	340,965
Japan Government Ten Year Bonds
0.10%, 03/20/27	JPY73,200	468,057
0.10%, 06/20/27	JPY30,150	192,182
0.10%, 09/20/27	JPY133,650	848,862
0.10%, 12/20/27	JPY16,300	103,182
0.10%, 03/20/28	JPY60,650	382,590
0.10%, 06/20/28	JPY50,550	317,701
0.10%, 09/20/28	JPY18,400	115,166
0.10%, 12/20/28	JPY58,750	366,128
0.10%, 03/20/29	JPY55,350	343,556
0.10%, 06/20/29	JPY19,250	118,888
0.10%, 09/20/29	JPY26,050	160,155
0.10%, 12/20/29	JPY78,350	479,263
0.10%, 03/20/30	JPY40,050	243,791
0.10%, 06/20/30	JPY26,150	158,353
0.10%, 09/20/30	JPY42,900	258,506
0.10%, 12/20/30	JPY71,400	427,893
0.10%, 03/20/31	JPY53,300	317,851
0.10%, 06/20/31	JPY5,550	32,918
0.10%, 09/20/31	JPY93,400	550,889
0.10%, 12/20/31	JPY52,650	308,797
0.20%, 03/20/32	JPY73,100	428,997
0.20%, 06/20/32	JPY56,500	329,643
0.20%, 09/20/32	JPY51,450	298,384
0.40%, 06/20/33	JPY108,600	628,134
0.50%, 12/20/32	JPY18,300	107,836
0.50%, 03/20/33	JPY40,100	235,128
0.60%, 12/20/33	JPY143,450	833,430
0.80%, 09/20/33	JPY115,900	687,694
0.80%, 03/20/34	JPY243,950	1,432,205
0.90%, 09/20/34	JPY227,050	1,330,376
1.10%, 06/20/34	JPY273,000	1,635,301
1.20%, 12/20/34	JPY224,000	1,340,772
1.40%, 03/20/35	JPY275,700	1,672,300
1.50%, 06/20/35	JPY275,550	1,679,545
1.70%, 09/20/35	JPY285,550	1,765,461
2.10%, 12/20/35	JPY95,600	610,262
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY62,300	228,396
0.40%, 06/20/49	JPY43,900	146,556
0.40%, 09/20/49	JPY45,050	148,826
0.40%, 12/20/49	JPY81,800	267,441
0.40%, 03/20/50	JPY85,700	277,152
0.50%, 09/20/46	JPY53,900	206,137
0.50%, 03/20/49	JPY84,850	294,914
0.60%, 12/20/46	JPY25,600	99,515
0.60%, 06/20/50	JPY73,750	251,639
0.60%, 09/20/50	JPY104,950	354,115
0.70%, 06/20/48	JPY65,450	247,607
0.70%, 12/20/48	JPY86,300	320,837
0.70%, 12/20/50	JPY127,900	440,948
0.70%, 03/20/51	JPY109,500	373,840
0.70%, 06/20/51	JPY89,300	301,546
Security	Par (000)	Value
Japan (continued)
0.70%, 09/20/51	JPY101,900	$341,111
0.70%, 12/20/51	JPY102,050	338,283
0.80%, 03/20/46	JPY73,250	306,002
0.80%, 03/20/47	JPY46,600	188,716
0.80%, 06/20/47	JPY80,100	321,803
0.80%, 09/20/47	JPY63,000	250,954
0.80%, 12/20/47	JPY96,450	380,939
0.80%, 03/20/48	JPY61,050	239,080
0.90%, 09/20/48	JPY52,900	209,098
1.00%, 03/20/52	JPY120,200	434,882
1.20%, 06/20/53	JPY136,000	510,993
1.30%, 06/20/52	JPY122,950	482,537
1.40%, 09/20/45	JPY22,100	106,133
1.40%, 12/20/45	JPY42,700	204,083
1.40%, 09/20/52	JPY72,850	292,982
1.40%, 03/20/53	JPY90,850	362,707
1.50%, 12/20/44	JPY26,050	129,395
1.50%, 03/20/45	JPY44,550	220,277
1.60%, 06/20/45	JPY50,900	255,148
1.60%, 12/20/52	JPY62,200	262,702
1.60%, 12/20/53	JPY93,400	390,655
1.70%, 12/20/43	JPY34,100	179,155
1.70%, 03/20/44	JPY58,800	307,294
1.70%, 06/20/44	JPY50,250	261,205
1.70%, 09/20/44	JPY42,500	219,981
1.80%, 03/20/43	JPY54,850	296,958
1.80%, 09/20/43	JPY49,300	264,508
1.80%, 09/20/53	JPY110,750	488,814
1.80%, 03/20/54	JPY132,150	581,559
1.90%, 09/20/42	JPY104,250	578,643
1.90%, 06/20/43	JPY36,350	199,058
2.00%, 12/20/33	JPY12,750	82,465
2.00%, 09/20/40	JPY133,050	776,068
2.00%, 09/20/41	JPY142,150	814,212
2.00%, 03/20/42	JPY136,850	777,196
2.10%, 09/20/54	JPY102,550	485,463
2.20%, 09/20/39	JPY72,450	441,273
2.20%, 03/20/41	JPY127,800	758,897
2.20%, 06/20/54	JPY132,100	640,885
2.30%, 05/20/32	JPY12,900	85,772
2.30%, 03/20/35	JPY85,850	561,864
2.30%, 06/20/35	JPY40,550	264,856
2.30%, 12/20/35	JPY26,450	171,884
2.30%, 12/20/36	JPY35,250	226,310
2.30%, 03/20/39	JPY92,650	575,255
2.30%, 03/20/40	JPY94,500	577,985
2.30%, 12/20/54	JPY142,400	706,010
2.40%, 03/20/34	JPY27,650	183,677
2.40%, 12/20/34	JPY22,150	146,435
2.40%, 03/20/37	JPY61,150	395,262
2.40%, 09/20/38	JPY83,500	528,797
2.40%, 03/20/55	JPY67,350	341,763
2.50%, 06/20/34	JPY26,450	176,774
2.50%, 09/20/34	JPY20,600	137,467
2.50%, 09/20/35	JPY19,000	125,946
2.50%, 03/20/36	JPY28,550	188,388
2.50%, 06/20/36	JPY49,400	325,106
2.50%, 09/20/36	JPY19,150	125,663
2.50%, 09/20/37	JPY47,450	307,573
2.50%, 03/20/38	JPY7,700	49,607
2.80%, 06/20/55	JPY72,150	399,762

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
3.20%, 09/20/55	JPY68,850	$413,576
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY40,150	209,407
0.30%, 06/20/39	JPY108,400	514,031
0.30%, 09/20/39	JPY115,250	541,755
0.30%, 12/20/39	JPY121,250	564,413
0.40%, 03/20/36	JPY49,700	267,226
0.40%, 03/20/39	JPY99,100	481,572
0.40%, 03/20/40	JPY138,950	651,393
0.40%, 06/20/40	JPY164,650	764,820
0.40%, 09/20/40	JPY124,750	574,176
0.40%, 06/20/41	JPY111,150	497,554
0.50%, 09/20/36	JPY57,900	310,043
0.50%, 03/20/38	JPY121,050	617,530
0.50%, 06/20/38	JPY156,750	792,633
0.50%, 12/20/38	JPY122,400	608,560
0.50%, 12/20/40	JPY176,150	816,953
0.50%, 03/20/41	JPY144,400	663,982
0.50%, 09/20/41	JPY134,100	605,651
0.50%, 12/20/41	JPY189,650	849,308
0.60%, 12/20/36	JPY93,800	503,972
0.60%, 06/20/37	JPY49,700	263,186
0.60%, 09/20/37	JPY141,000	740,104
0.60%, 12/20/37	JPY46,750	243,592
0.70%, 03/20/37	JPY96,700	521,890
0.70%, 09/20/38	JPY114,500	589,946
0.80%, 03/20/42	JPY140,850	660,228
0.90%, 06/20/42	JPY172,400	816,761
1.00%, 12/20/35	JPY74,450	428,665
1.10%, 09/20/42	JPY159,000	774,812
1.10%, 03/20/43	JPY127,600	614,048
1.10%, 06/20/43	JPY187,400	896,156
1.20%, 12/20/34	JPY115,950	694,029
1.20%, 03/20/35	JPY114,750	683,732
1.20%, 09/20/35	JPY98,050	578,835
1.30%, 06/20/35	JPY57,150	342,088
1.30%, 12/20/43	JPY118,550	580,907
1.40%, 09/20/34	JPY139,650	854,134
1.40%, 12/20/42	JPY129,800	661,774
1.50%, 06/20/32	JPY31,850	201,958
1.50%, 03/20/33	JPY30,850	194,062
1.50%, 03/20/34	JPY53,000	329,147
1.50%, 06/20/34	JPY94,200	583,034
1.50%, 09/20/43	JPY118,500	604,552
1.60%, 06/20/30	JPY48,400	312,892
1.60%, 03/20/32	JPY7,400	47,290
1.60%, 06/20/32	JPY19,050	121,497
1.60%, 03/20/33	JPY34,000	215,391
1.60%, 12/20/33	JPY81,750	513,299
1.60%, 03/20/44	JPY108,250	556,016
1.70%, 09/20/31	JPY16,050	103,569
1.70%, 12/20/31	JPY63,400	408,352
1.70%, 03/20/32	JPY40,650	261,367
1.70%, 06/20/32	JPY17,150	110,075
1.70%, 09/20/32	JPY82,800	530,132
1.70%, 12/20/32	JPY54,250	346,662
1.70%, 06/20/33	JPY79,550	505,895
1.70%, 09/20/33	JPY51,550	327,181
1.80%, 06/20/30	JPY56,750	369,876
1.80%, 09/20/30	JPY1,000	6,512
1.80%, 06/20/31	JPY24,850	161,347
Security	Par (000)	Value
Japan (continued)
1.80%, 09/20/31	JPY63,150	$409,594
1.80%, 12/20/31	JPY43,150	279,485
1.80%, 03/20/32	JPY28,600	184,909
1.80%, 12/20/32	JPY38,700	248,897
1.80%, 09/20/44	JPY141,700	746,351
1.90%, 12/20/28	JPY34,700	227,615
1.90%, 03/20/29	JPY13,050	85,597
1.90%, 09/20/30	JPY16,150	105,617
1.90%, 06/20/31	JPY58,350	380,900
1.90%, 06/20/44	JPY138,100	742,988
2.00%, 03/20/27	JPY1,900	12,410
2.00%, 06/20/30	JPY26,850	176,491
2.00%, 12/20/30	JPY6,650	43,667
2.00%, 03/20/31	JPY82,600	542,349
2.00%, 12/20/44	JPY150,450	816,130
2.10%, 03/20/27	JPY46,800	306,014
2.10%, 06/20/27	JPY24,300	159,178
2.10%, 09/20/27	JPY16,250	106,604
2.10%, 12/20/27	JPY78,200	513,686
2.10%, 06/20/28	JPY1,050	6,915
2.10%, 09/20/28	JPY37,150	244,908
2.10%, 12/20/28	JPY23,450	154,704
2.10%, 03/20/29	JPY36,600	241,552
2.10%, 06/20/29	JPY73,350	484,140
2.10%, 09/20/29	JPY29,850	197,065
2.10%, 12/20/29	JPY94,250	622,223
2.10%, 03/20/30	JPY127,750	843,500
2.10%, 12/20/30	JPY76,350	503,808
2.20%, 09/20/27	JPY2,200	14,455
2.20%, 03/20/28	JPY67,800	446,934
2.20%, 09/20/28	JPY15,350	101,446
2.20%, 06/20/29	JPY20,500	135,735
2.20%, 12/20/29	JPY49,850	330,280
2.20%, 03/20/30	JPY58,550	388,058
2.20%, 03/20/31	JPY22,550	149,440
2.30%, 06/20/27	JPY44,550	292,606
2.30%, 06/20/28	JPY64,900	429,474
2.40%, 03/20/28	JPY33,650	222,721
2.40%, 06/20/28	JPY53,900	357,486
2.40%, 03/20/45	JPY144,500	834,731
2.50%, 06/20/45	JPY97,800	571,918
2.70%, 09/20/45	JPY60,250	362,621
Japan Government Two Year Bonds
0.70%, 02/01/27	JPY131,600	847,849
0.70%, 05/01/27	JPY146,400	941,790
0.80%, 03/01/27	JPY154,600	996,579
0.80%, 06/01/27	JPY130,900	842,662
0.90%, 04/01/27	JPY26,800	172,889
1.00%, 11/01/27	JPY57,300	369,051
1.00%, 12/01/27	JPY62,900	404,936
		116,817,393
Netherlands — 4.6%
Netherlands Government Bonds
0.00%, 01/15/29(b)	EUR2,282	2,534,825
0.00%, 07/15/30(a)(b)	EUR1,888	2,012,803
0.00%, 07/15/31(a)(b)	EUR2,104	2,175,994
0.00%, 01/15/38(a)(b)	EUR1,377	1,122,645
0.00%, 01/15/52(a)(b)	EUR2,614	1,253,345
0.25%, 07/15/29(a)(b)	EUR1,892	2,092,870
0.50%, 07/15/32(a)(b)	EUR1,587	1,644,877
0.50%, 01/15/40(b)	EUR2,351	1,932,058

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
0.75%, 07/15/27(a)(b)	EUR2,205	$2,566,114
0.75%, 07/15/28(a)(b)	EUR2,291	2,626,835
2.00%, 01/15/54(a)(b)	EUR2,382	2,051,557
2.50%, 01/15/30(a)(b)	EUR1,525	1,817,239
2.50%, 01/15/31(a)(b)	EUR1,212	1,438,224
2.50%, 01/15/33(a)(b)	EUR1,919	2,249,437
2.50%, 07/15/33(b)	EUR1,552	1,810,228
2.50%, 07/15/34(a)(b)	EUR2,215	2,560,961
2.50%, 07/15/35(a)(b)	EUR1,596	1,827,307
2.75%, 01/15/47(a)(b)	EUR2,708	2,874,810
3.25%, 01/15/44(a)(b)	EUR1,287	1,498,267
3.50%, 01/15/56(a)(b)	EUR758	886,275
3.75%, 01/15/42(a)(b)	EUR2,608	3,251,217
4.00%, 01/15/37(a)(b)	EUR2,531	3,265,822
5.50%, 01/15/28(b)	EUR1,741	2,197,341
		47,691,051
New Zealand — 3.0%
New Zealand Government Bonds
0.25%, 05/15/28	NZD3,365	1,888,661
1.50%, 05/15/31	NZD5,156	2,726,448
1.75%, 05/15/41	NZD2,597	1,027,103
2.00%, 05/15/32	NZD3,684	1,947,369
2.75%, 04/15/37(a)	NZD1,345	671,811
2.75%, 05/15/51	NZD2,546	1,005,651
3.00%, 04/20/29	NZD6,077	3,589,575
3.50%, 04/14/33(a)	NZD5,348	3,054,720
4.25%, 05/15/34	NZD4,020	2,387,191
4.25%, 05/15/36	NZD5,133	2,995,747
4.50%, 04/15/27(a)	NZD4,155	2,550,898
4.50%, 05/15/30	NZD6,193	3,820,691
4.50%, 05/15/35	NZD5,104	3,062,012
5.00%, 05/15/54	NZD1,530	890,828
		31,618,705
Norway — 1.7%
Norway Government Bonds
1.25%, 09/17/31(a)(b)	NOK19,055	1,705,779
1.38%, 08/19/30(a)(b)	NOK17,455	1,617,340
1.75%, 02/17/27(a)(b)	NOK23,601	2,396,492
1.75%, 09/06/29(b)	NOK16,237	1,563,426
2.00%, 04/26/28(a)(b)	NOK16,086	1,602,837
2.13%, 05/18/32(a)(b)	NOK15,820	1,468,637
3.00%, 08/15/33(a)(b)	NOK19,944	1,923,699
3.50%, 10/06/42(a)(b)	NOK6,198	586,862
3.63%, 04/13/34(a)(b)	NOK16,978	1,699,052
3.63%, 05/31/39(a)(b)	NOK10,528	1,023,404
3.75%, 06/12/35(a)(b)	NOK20,301	2,033,852
		17,621,380
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(b)	EUR3,145	3,279,604
0.48%, 10/18/30(a)(b)	EUR2,785	3,017,196
0.70%, 10/15/27(a)(b)	EUR2,783	3,225,990
0.90%, 10/12/35(a)(b)	EUR1,885	1,826,765
1.00%, 04/12/52(a)(b)	EUR2,223	1,405,921
1.15%, 04/11/42(a)(b)	EUR1,486	1,229,020
1.65%, 07/16/32(a)(b)	EUR2,482	2,759,102
1.95%, 06/15/29(a)(b)	EUR3,248	3,816,109
2.13%, 10/17/28(a)(b)	EUR4,308	5,108,528
2.25%, 04/18/34(b)	EUR2,344	2,640,092
2.88%, 10/14/33(a)(b)	EUR930	1,100,854
Security	Par (000)	Value
Portugal (continued)
2.88%, 10/20/34(a)(b)	EUR1,662	$1,951,907
3.00%, 06/15/35(a)(b)	EUR1,066	1,255,104
3.25%, 06/13/36(a)(b)	EUR243	289,230
3.38%, 06/15/40(a)(b)	EUR930	1,080,967
3.50%, 06/18/38(a)(b)	EUR1,314	1,574,713
3.63%, 06/12/54(a)(b)	EUR1,100	1,229,902
3.88%, 02/15/30(a)(b)	EUR1,491	1,870,747
4.10%, 04/15/37(a)(b)	EUR3,661	4,673,711
4.10%, 02/15/45(a)(b)	EUR2,047	2,547,974
4.13%, 04/14/27(a)(b)	EUR813	987,492
		46,870,928
Singapore — 3.7%
Singapore Government Bonds
1.63%, 07/01/31	SGD1,696	1,321,816
1.88%, 03/01/50	SGD2,123	1,587,702
1.88%, 10/01/51	SGD1,975	1,472,144
2.25%, 08/01/36	SGD3,389	2,709,442
2.25%, 07/01/40	SGD391	312,440
2.38%, 07/01/39	SGD1,958	1,583,562
2.50%, 04/01/30	SGD1,602	1,302,203
2.63%, 05/01/28	SGD2,311	1,862,934
2.63%, 08/01/32	SGD1,373	1,128,599
2.75%, 03/01/35	SGD1,136	948,869
2.75%, 04/01/42	SGD2,125	1,811,270
2.75%, 03/01/46	SGD2,872	2,485,462
2.88%, 09/01/27	SGD1,835	1,475,588
2.88%, 08/01/28	SGD1,495	1,215,544
2.88%, 07/01/29	SGD3,634	2,976,332
2.88%, 09/01/30	SGD3,807	3,149,566
3.00%, 04/01/29	SGD1,232	1,010,558
3.00%, 08/01/72(a)	SGD2,508	2,356,763
3.25%, 06/01/54(a)	SGD1,454	1,389,147
3.38%, 09/01/33	SGD3,142	2,715,220
3.38%, 05/01/34	SGD1,272	1,103,163
3.50%, 03/01/27	SGD3,708	2,980,829
		38,899,153
Spain — 5.2%
Spain Government Bonds
0.00%, 01/31/27	EUR38	44,131
0.00%, 01/31/28	EUR100	113,662
0.10%, 04/30/31(a)(b)	EUR676	703,538
0.50%, 04/30/30(a)(b)	EUR575	628,045
0.50%, 10/31/31(b)	EUR1,622	1,700,842
0.60%, 10/31/29(a)(b)	EUR1,395	1,548,165
0.70%, 04/30/32(a)(b)	EUR946	989,774
0.80%, 07/30/27(b)	EUR1,409	1,639,126
0.80%, 07/30/29	EUR1,062	1,192,563
0.85%, 07/30/37(a)(b)	EUR643	577,633
1.00%, 07/30/42(a)(b)	EUR736	581,144
1.00%, 10/31/50(a)(b)	EUR882	560,460
1.20%, 10/31/40(b)	EUR704	603,525
1.25%, 10/31/30(a)(b)	EUR1,166	1,302,452
1.40%, 04/30/28(a)(b)	EUR1,390	1,620,781
1.40%, 07/30/28(b)	EUR740	860,165
1.45%, 10/31/27(a)(b)	EUR1,553	1,819,971
1.45%, 04/30/29(a)(b)	EUR920	1,061,512
1.45%, 10/31/71(b)	EUR438	238,907
1.50%, 04/30/27(a)(b)	EUR1,876	2,208,301
1.85%, 07/30/35(a)(b)	EUR1,193	1,262,160
1.90%, 10/31/52(b)	EUR1,128	875,543

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.95%, 07/30/30(a)(b)	EUR1,198	$1,387,243
2.35%, 07/30/33(a)(b)	EUR934	1,063,751
2.40%, 05/31/28	EUR807	960,623
2.50%, 05/31/27	EUR820	977,041
2.55%, 10/31/32(b)	EUR1,138	1,324,998
2.70%, 01/31/30	EUR701	838,217
2.70%, 10/31/48(a)(b)	EUR763	739,591
2.90%, 10/31/46(a)(b)	EUR970	991,497
3.10%, 07/30/31	EUR1,318	1,595,161
3.15%, 04/30/33(a)(b)	EUR770	926,346
3.15%, 04/30/35(a)(b)	EUR1,287	1,523,409
3.20%, 10/31/35(a)(b)	EUR694	821,358
3.25%, 04/30/34(a)(b)	EUR929	1,116,276
3.30%, 04/30/36(a)(b)	EUR518	615,829
3.45%, 10/31/34(a)(b)	EUR1,168	1,419,765
3.45%, 07/30/43(a)(b)	EUR904	1,024,333
3.45%, 07/30/66(a)(b)	EUR581	593,740
3.50%, 05/31/29	EUR1,393	1,711,114
3.50%, 01/31/41(a)(b)	EUR483	560,180
3.55%, 10/31/33(a)(b)	EUR1,028	1,265,136
3.90%, 07/30/39(a)(b)	EUR788	966,523
4.00%, 10/31/54(a)(b)	EUR453	528,818
4.20%, 01/31/37(a)(b)	EUR1,102	1,407,659
4.70%, 07/30/41(a)(b)	EUR933	1,238,024
4.90%, 07/30/40(a)(b)	EUR880	1,191,729
5.15%, 10/31/28(a)(b)	EUR1,070	1,364,985
5.15%, 10/31/44(a)(b)	EUR531	741,885
5.75%, 07/30/32	EUR1,251	1,741,465
6.00%, 01/31/29	EUR956	1,254,709
		54,023,805
Sweden — 1.7%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK20,975	2,098,207
0.75%, 05/12/28(a)	SEK23,395	2,553,817
0.75%, 11/12/29(a)(b)	SEK30,275	3,223,680
1.75%, 11/11/33(a)	SEK20,505	2,166,267
2.25%, 06/01/32(a)	SEK18,090	2,005,832
2.25%, 05/11/35(a)	SEK28,460	3,066,811
2.50%, 10/15/36(a)	SEK10,565	1,148,718
3.50%, 03/30/39(a)	SEK15,805	1,877,490
		18,140,822
United Kingdom — 6.9%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP1,285	1,645,973
0.25%, 07/31/31(a)	GBP1,173	1,312,951
0.38%, 10/22/30(a)	GBP1,020	1,186,778
0.50%, 01/31/29(a)	GBP1,249	1,554,570
0.50%, 10/22/61(a)	GBP1,094	377,837
0.63%, 07/31/35(a)	GBP1,003	963,464
0.63%, 10/22/50(a)	GBP652	325,640
0.88%, 10/22/29(a)	GBP663	816,313
0.88%, 07/31/33(a)	GBP1,676	1,792,945
0.88%, 01/31/46(a)	GBP784	499,382
1.00%, 01/31/32(a)	GBP1,279	1,463,100
1.13%, 01/31/39(a)	GBP934	824,974
1.13%, 10/22/73(a)	GBP458	197,099
1.25%, 07/22/27(a)	GBP793	1,048,208
1.25%, 10/22/41(a)	GBP989	804,671
1.25%, 07/31/51(a)	GBP1,362	814,434
1.50%, 07/22/47(a)	GBP748	533,155
Security	Par (000)	Value
United Kingdom (continued)
1.50%, 07/31/53(a)	GBP1,116	$691,614
1.63%, 10/22/28(a)	GBP771	999,505
1.63%, 10/22/54(a)	GBP579	366,506
1.63%, 10/22/71(a)	GBP764	414,718
1.75%, 09/07/37(a)	GBP931	938,889
1.75%, 01/22/49(a)	GBP453	332,122
1.75%, 07/22/57(a)	GBP1,039	657,402
2.50%, 07/22/65(a)	GBP579	434,230
3.25%, 01/31/33(a)	GBP1,296	1,663,787
3.25%, 01/22/44(a)	GBP956	1,017,212
3.50%, 01/22/45(a)	GBP870	949,991
3.50%, 07/22/68(a)	GBP597	580,084
3.75%, 03/07/27(a)	GBP1,191	1,630,031
3.75%, 01/29/38(a)	GBP1,438	1,779,380
3.75%, 07/22/52(a)	GBP737	790,644
3.75%, 10/22/53(a)	GBP1,284	1,364,457
4.00%, 10/22/31(a)	GBP1,443	1,962,880
4.00%, 01/22/60(a)	GBP683	750,020
4.00%, 10/22/63(a)	GBP827	898,511
4.13%, 07/22/29(a)	GBP1,814	2,501,300
4.13%, 03/07/31(a)	GBP586	803,858
4.13%, 03/07/33(a)	GBP158	213,929
4.25%, 12/07/27(a)	GBP619	855,685
4.25%, 06/07/32(a)	GBP1,127	1,553,855
4.25%, 07/31/34(a)	GBP1,539	2,075,566
4.25%, 03/07/36(a)	GBP914	1,212,652
4.25%, 09/07/39(a)	GBP200	256,402
4.25%, 12/07/40(a)	GBP684	865,568
4.25%, 12/07/46(a)	GBP755	907,169
4.25%, 12/07/49(a)	GBP326	386,084
4.25%, 12/07/55(a)	GBP627	726,898
4.38%, 03/07/28(a)	GBP2,127	2,945,989
4.38%, 03/07/30(a)	GBP1,893	2,630,955
4.38%, 01/31/40(a)	GBP1,319	1,703,963
4.38%, 07/31/54(a)	GBP1,047	1,240,543
4.50%, 06/07/28(a)	GBP1,469	2,042,469
4.50%, 09/07/34(a)	GBP769	1,056,681
4.50%, 03/07/35(a)	GBP1,472	2,010,385
4.50%, 12/07/42(a)	GBP1,092	1,397,315
4.63%, 01/31/34(a)	GBP1,317	1,828,969
4.75%, 12/07/30(a)	GBP1,049	1,487,266
4.75%, 10/22/35(a)	GBP1,446	2,001,983
4.75%, 12/07/38(a)	GBP669	908,744
4.75%, 10/22/43(a)	GBP1,382	1,804,071
5.25%, 01/31/41(a)	GBP656	921,515
5.38%, 01/31/56(a)	GBP261	362,782
6.00%, 12/07/28(a)	GBP532	773,023
		71,859,096
Total Long-Term Investments — 98.7% (Cost: $1,040,002,677)		1,030,621,171

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	470,000	$470,000
Total Short-Term Securities — 0.1% (Cost: $470,000)		470,000
Total Investments — 98.8% (Cost: $1,040,472,677)		1,031,091,171
Other Assets Less Liabilities — 1.2%		12,712,978
Net Assets — 100.0%		$1,043,804,149

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$940,000	$—	$(470,000)(a)	$—	$—	$470,000	470,000	$5,571	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,030,621,171	$—	$1,030,621,171
Short-Term Securities
Money Market Funds	470,000	—	—	470,000
	$470,000	$1,030,621,171	$—	$1,031,091,171

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar